MAJOR CUSTOMERS AND SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2015
MAJOR CUSTOMERS AND SUPPLIERS
Summarizes sales to the customer which contributed more than 10% of total net sale
	Years ended December 31,
	2013	2014	2015
	$	$	$
Company A	86,116,773	301,678,854	175,456,849

Summarizes advances to suppliers which exceeded 10% of total advances to suppliers
	Advance to suppliers
	December 31,
	2014	2015
	$	$
Company I	18,725,689	14,481,238
Company II	—	12,627,165
Company III	11,500,629	—
Company IV	14,603,391	—